Commitments, contingent liabilities and guarantees	12 Months Ended
Sep. 30, 2021
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Commitments, contingent liabilities and guarantees
10. Commitments, contingent liabilities and guarantees

Liabilities of the Group to banks totaling EUR 81.6 million (2020: EUR 44.5 million) are secured mainly by inventories and trade receivables. Please refer to note 6.14. The Group’s syndicated loan is secured by shares in a subsidiary
. Contingent liabilities exist for bonus payments where the obligation is depending on future events.